Portfolio of Available for Sale Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities USD ($)	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities State government securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities State government securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Certificates of Deposit INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Certificates of Deposit INR	Mar. 31, 2014 Mortgage-backed securities INR	Mar. 31, 2013 Mortgage-backed securities INR	Mar. 31, 2014 Asset-backed securities INR	Mar. 31, 2013 Asset-backed securities INR	Mar. 31, 2014 Other securities INR	Mar. 31, 2013 Other securities INR	Mar. 31, 2014 Securities with gross unrealized losses INR	Mar. 31, 2013 Securities with gross unrealized losses INR	Mar. 31, 2014 Securities with gross unrealized gains INR	Mar. 31, 2013 Securities with gross unrealized gains INR
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 15,454.7	927,284.9	1,017,788.0		910,312.2	993,950.6	839,248.3	924,701.5	161.8	234.0	65,001.6	46,596.4	4,979.2	3,655.6	921.3	18,763.1	1,743.2	2,353.3	14,442.1	5,127.5	787.4	16,356.6
Gross Unrealized Gains	29.2	1,749.8	3,996.0		1,163.9	2,847.2	919.1	2,664.7	0	0.9	177.0	53.3	61.8	62.3	6.0	66.0	91.5	126.2	211.2	142.9	283.2	879.7
Gross Unrealized Losses	336.8	20,210.4	3,712.5		19,796.2	3,566.3	19,762.5	3,538.9	0.9	0.2	31.5	27.1	1.3	0.1	0	0	0.3	4.5	409.9	141.7	4.0	0
Fair Value	$ 15,147.1	908,824.3	1,018,071.5	$ 14,861.3	891,679.9	993,231.5	820,404.9	923,827.3	160.9	234.7	65,147.1	46,622.6	5,039.7	3,717.8	927.3	18,829.1	1,834.4	2,475.0	14,243.4	5,128.7	1,066.6	17,236.3	699,169.1	687,522.0	209,655.2	330,549.5